NON-CONTROLLING INTERESTS - Narrative (Details) CAD / shares in Units, shares in Millions, CAD in Millions, $ in Millions			2 Months Ended	12 Months Ended
	Jan. 01, 2016	Mar. 05, 2014 CAD / shares shares	May 19, 2016 shares	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Jul. 01, 2016	Dec. 31, 2013
Non-controlling interests
Asset impairment charges				CAD 1,388.0	CAD 3,745.0		CAD 0.0
Common units outstanding, subject to rescission, amount				1,179.0	0.0
TC PipeLines, LP
Non-controlling interests
Fees received for services provided				4.5	CAD 4.0		3.0
Asset impairment charges | $						$ 199
Reclassification to Common Units of CPPL, subject to redemption | shares			1.6
Common units outstanding, subject to rescission, amount				CAD 106.0				$ 82
TC PipeLines, LP | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests				73.20%	72.00%			73.20%
Asset impairment charges | $						$ 143
COLUMBIA PIPELINE GROUP, INC. | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests									53.50%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Non-controlling interests
Fees received for services provided				CAD 8.0	CAD 11.0		CAD 8.0
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests				38.30%	38.30%		38.30%	38.30%
Ownership interest before transaction, percent	49.90%
Columbia Pipeline Partners LP
Non-controlling interests
Common units outstanding, subject to rescission, amount				CAD 1,073.0				$ 799
Series Y Preferred Stock | TRANSCANADA PIPELINES LIMITED
Non-controlling interests
Number of shares outstanding (in shares) | shares		4.0
Preferred stock dividend rate, percent		5.60%
Redemption price per share (in Canadian dollars per share) | CAD / shares		CAD 50
Accrued and unpaid dividends (in Canadian dollars per share) | CAD / shares		CAD 0.2455
Maximum | TC PipeLines, LP | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests					72.00%		71.70%
Minimum | TC PipeLines, LP | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests							71.70%			71.10%